Document and Entity Information	Aug. 21, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001794669
Document Type	8-K
Document Period End Date	Aug. 21, 2021
Entity Registrant Name	SHIFT4 PAYMENTS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39313
Entity Tax Identification Number	84-3676340
Entity Address, Address Line One	2202 N. Irving St.
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18109
City Area Code	(888)
Local Phone Number	276-2108
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock $0.0001 par value per share
Trading Symbol	FOUR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false